Lease (Tables)	12 Months Ended
Mar. 31, 2024
Lease [Abstract]
Schedule of Minimum Future Rental Income	At March 31, 2024, the minimum future rental income to be received is as follows:
Year ending March 31, 2025	$176
Total minimum future rental income	$176

Schedule of Lease	The following table represents lease income recognized in the consolidated statements of comprehensive income:
	March 31,
	2023	2024
Operating lease income	$1,450	$523
Other information:
Operating cash flows from operating leases as lessor	$1,698	$550
Lease costs are included in cost of sales, selling, general and administrative expense on the Company’s consolidated statements of comprehensive income.
	Year ended March 31,
	2022	2023	2024
Operating lease costs	$111	$76	$79
Total leases costs	$111	$76	$79
	Year ended March 31,
	2022	2023	2024
Supplemental cash flow information for our leases was as follows
Operating cash paid for operating lease	$111	$76	$79